Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2020
VISEN Pharmaceuticals [member]
Statement [LineItems]
Schedule of Financial Information of Investment in VISEN
The following table illustrates the summarized relevant financial information of VISEN:

VISEN Pharmaceuticals
Principal place of business	China
Ownership (at December 31, 2020)	50%

	2020	2019
	(EUR’000)
Statement of profit or loss
Profit / (loss) for the year from continuing operations	(19,049)	(16,226)

Total comprehensive income	(19,049)	(16,226)

Statement of financial position
Non-current assets	16,635	23,291
Current assets	20,373	32,446

Total assets	37,008	55,737

Equity	33,708	53,820
Non-current liabilities	152	250
Current liabilities	3,148	1,667

Total equity and liabilities	37,008	55,737

Company’s share of equity before eliminations	16,854	26,910
Elimination of internal profit recognized at December 31	(7,678)	(11,372)

Company’s share of equity	9,176	15,538

Investment in associate at December 31	9,176	15,538